Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
We are providing the following information to comply with Item 402(v) of Regulation S-K:
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
					Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($) (e)	Cumulative Total Shareholder Return ($) (f)	Peer Group Cumulative Total Shareholder Return(5) ($) (g)	Net Income(6) (in millions) $ (h)	Company- Selected Measure: Ameren Annual Earnings Per Share(7) ($) (i)
2023	2,892,627	1,269,859	6,033,703	2,478,194	N/A	N/A	545	4.38
2022	2,376,562	2,614,438	5,100,902	6,083,692	N/A	N/A	562	4.14
2021	4,305,713	5,977,831	4,578,798	6,226,159	N/A	N/A	518	3.84
2020	6,065,768	7,511,112	4,994,039	6,830,264	N/A	N/A	436	3.50

(1)
Mr. Birk served as the PEO during 2022 and 2023. Mr. Lyons served as the PEO in 2020 and 2021.

(2)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2023), Mr. Moehn (2020-2023), Mr. Baxter (2020-2022), Ms. Nwamu (2020-2023), and Mr. Diya (2020-2021; 2023).

(3)
To calculate CAP for the PEO, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2023	2022	2021	2020
SCT Total for PEO	2,892,627	2,376,562	4,305,713	6,065,768
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,225,254)	(1,071,661)	(2,427,141)	(3,847,898)
Change in Pension Value (as included in column (g) of the SCT)	(364,834)	—	(231,240)	(774,416)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	749,347	1,145,337	2,832,848	4,509,512
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(68,468)	(29,241)	(432,021)	89,325
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	(765,369)	128,605	1,750,637	1,325,990
Service Cost for all Defined Benefit Pension Plans	51,810	64,836	179,035	142,831
Compensation Actually Paid to PEO(9)	1,269,859	2,614,438	5,977,831	7,511,112
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2023	2022	2021	2020
Average SCT Total Compensation for Non-PEO NEOs	6,033,703	5,100,902	4,578,798	4,994,039
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(3,760,738)	(2,860,302)	(2,456,215)	(2,737,035)
Change in Pension Value (as included in column (g) of the SCT)	(452,795)	—	(258,694)	(651,662)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	2,638,749	3,042,250	2,866,886	3,389,961
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(284,756)	(121,727)	(364,137)	98,695
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	(1,850,508)	710,534	1,700,519	1,615,039
Service Cost for all Defined Benefit Pension Plans	154,539	212,035	159,002	121,227
Average Compensation Actually Paid to Non-PEO NEOs(9)	2,478,194	6,083,692	6,226,159	6,830,264

(5)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(6)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(7)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023 – 2028	12/31/2023	3.85%	26.2%	24.49% – 30.56%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
2022 – 2024	12/31/2022	4.41%	20.09%	19.18% – 23.89%
	12/31/2023	4.79%	22.1%	18.01% – 23.96%
2021 – 2023	12/31/2021	0.73%	33.2%	29.71% – 41.14%
	12/31/2022	4.73%	21.99%	21.77% – 27.08%
2020 – 2022	12/31/2020	0.13%	32.2%	28.98% – 40.10%
	12/31/2021	0.39%	18.0%	16.19% – 22.46%
2019 – 2021	12/31/2019	1.58%	16.5%	15.06% – 30.22%
	12/31/2020	0.10%	43.3%	38.61% – 54.73%
2018 – 2020	12/31/2019	1.59%	14.3%	12.67% – 146.95%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Ameren AnnualEarnings PerShare
Named Executive Officers, Footnote
(1)
Mr. Birk served as the PEO during 2022 and 2023. Mr. Lyons served as the PEO in 2020 and 2021.

(2)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2023), Mr. Moehn (2020-2023), Mr. Baxter (2020-2022), Ms. Nwamu (2020-2023), and Mr. Diya (2020-2021; 2023).

Peer Group Issuers, Footnote
(5)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

PEO Total Compensation Amount	$ 2,892,627	$ 2,376,562	$ 4,305,713	$ 6,065,768
PEO Actually Paid Compensation Amount	$ 1,269,859	2,614,438	5,977,831	7,511,112
Adjustment To PEO Compensation, Footnote
(3)
To calculate CAP for the PEO, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2023	2022	2021	2020
SCT Total for PEO	2,892,627	2,376,562	4,305,713	6,065,768
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,225,254)	(1,071,661)	(2,427,141)	(3,847,898)
Change in Pension Value (as included in column (g) of the SCT)	(364,834)	—	(231,240)	(774,416)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	749,347	1,145,337	2,832,848	4,509,512
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(68,468)	(29,241)	(432,021)	89,325
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	(765,369)	128,605	1,750,637	1,325,990
Service Cost for all Defined Benefit Pension Plans	51,810	64,836	179,035	142,831
Compensation Actually Paid to PEO(9)	1,269,859	2,614,438	5,977,831	7,511,112
(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023 – 2028	12/31/2023	3.85%	26.2%	24.49% – 30.56%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
2022 – 2024	12/31/2022	4.41%	20.09%	19.18% – 23.89%
	12/31/2023	4.79%	22.1%	18.01% – 23.96%
2021 – 2023	12/31/2021	0.73%	33.2%	29.71% – 41.14%
	12/31/2022	4.73%	21.99%	21.77% – 27.08%
2020 – 2022	12/31/2020	0.13%	32.2%	28.98% – 40.10%
	12/31/2021	0.39%	18.0%	16.19% – 22.46%
2019 – 2021	12/31/2019	1.58%	16.5%	15.06% – 30.22%
	12/31/2020	0.10%	43.3%	38.61% – 54.73%
2018 – 2020	12/31/2019	1.59%	14.3%	12.67% – 146.95%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 6,033,703	5,100,902	4,578,798	4,994,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,478,194	6,083,692	6,226,159	6,830,264
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2023	2022	2021	2020
Average SCT Total Compensation for Non-PEO NEOs	6,033,703	5,100,902	4,578,798	4,994,039
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(3,760,738)	(2,860,302)	(2,456,215)	(2,737,035)
Change in Pension Value (as included in column (g) of the SCT)	(452,795)	—	(258,694)	(651,662)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	2,638,749	3,042,250	2,866,886	3,389,961
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(284,756)	(121,727)	(364,137)	98,695
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	(1,850,508)	710,534	1,700,519	1,615,039
Service Cost for all Defined Benefit Pension Plans	154,539	212,035	159,002	121,227
Average Compensation Actually Paid to Non-PEO NEOs(9)	2,478,194	6,083,692	6,226,159	6,830,264
(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023 – 2028	12/31/2023	3.85%	26.2%	24.49% – 30.56%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
2022 – 2024	12/31/2022	4.41%	20.09%	19.18% – 23.89%
	12/31/2023	4.79%	22.1%	18.01% – 23.96%
2021 – 2023	12/31/2021	0.73%	33.2%	29.71% – 41.14%
	12/31/2022	4.73%	21.99%	21.77% – 27.08%
2020 – 2022	12/31/2020	0.13%	32.2%	28.98% – 40.10%
	12/31/2021	0.39%	18.0%	16.19% – 22.46%
2019 – 2021	12/31/2019	1.58%	16.5%	15.06% – 30.22%
	12/31/2020	0.10%	43.3%	38.61% – 54.73%
2018 – 2020	12/31/2019	1.59%	14.3%	12.67% – 146.95%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Equity Valuation Assumption Difference, Footnote
(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2023 – 2028	12/31/2023	3.85%	26.2%	24.49% – 30.56%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
2022 – 2024	12/31/2022	4.41%	20.09%	19.18% – 23.89%
	12/31/2023	4.79%	22.1%	18.01% – 23.96%
2021 – 2023	12/31/2021	0.73%	33.2%	29.71% – 41.14%
	12/31/2022	4.73%	21.99%	21.77% – 27.08%
2020 – 2022	12/31/2020	0.13%	32.2%	28.98% – 40.10%
	12/31/2021	0.39%	18.0%	16.19% – 22.46%
2019 – 2021	12/31/2019	1.58%	16.5%	15.06% – 30.22%
	12/31/2020	0.10%	43.3%	38.61% – 54.73%
2018 – 2020	12/31/2019	1.59%	14.3%	12.67% – 146.95%

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s EPS results, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s EPS increased by 9.7% between 2020 and 2021, while the PEO and Average NEO CAP decreased by 20.4% and 8.8%, respectively, for the same period. The reduction in the PEO CAP in 2021 was largely driven by the one-time RSU retention award the PEO received in 2020. In 2022, while the Average NEO CAP decreased by 2.3% and the PEO CAP decreased by 56.3%, driven primarily by a new PEO in 2022, Ameren’s EPS increased by 7.8%. In 2023, while the Average NEO CAP decreased by 59.3% and the PEO CAP decreased by 51.4%, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, Ameren’s EPS increased by 5.8%. During the four-year period (2020-2023), the Company’s net income increased by 25.0%.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures used to align compensation actually paid to the PEO and NEOs for 2023 to the performance of Ameren and its subsidiaries, including the Company. While these performance measures are the most important measures, additional financial and other measures were also considered to align the NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric

Net Income (Loss)	$ 545,000,000	$ 562,000,000	$ 518,000,000	$ 436,000,000
Company Selected Measure Amount | $ / shares	4.38	4.14	3.84	3.5
PEO Name	Mr. Birk
Measure:: 1
Pay vs Performance Disclosure
Name	Ameren Annual EPS
Non-GAAP Measure Description
(7)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	Clean Energy Transition metric
2023 – 2028
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	26.20%
Volatility Range for Peer Group Minimum	24.49
Volatility Range for Peer Group Maximum	30.56
2023 – 2025
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.00%
Volatility Range for Peer Group Minimum	19.98
Volatility Range for Peer Group Maximum	24.79
2022 – 2024
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.79%	4.41%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	22.10%	20.09%
Volatility Range for Peer Group Minimum	18.01	19.18
Volatility Range for Peer Group Maximum	23.96	23.89
2021 – 2023
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.73%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		21.99%	33.20%
Volatility Range for Peer Group Minimum		21.77	29.71
Volatility Range for Peer Group Maximum		27.08	41.14
2020 – 2022
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.39%	0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			18.00%	32.20%
Volatility Range for Peer Group Minimum			16.19	28.98
Volatility Range for Peer Group Maximum			22.46	40.1
2019 – 2021
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.10%	1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				43.30%	16.50%
Volatility Range for Peer Group Minimum				38.61	15.06
Volatility Range for Peer Group Maximum				54.73	30.22
2018 – 2020
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					14.30%
Volatility Range for Peer Group Minimum					12.67
Volatility Range for Peer Group Maximum					146.95
PEO | Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,225,254)	$ (1,071,661)	$ (2,427,141)	$ (3,847,898)
PEO | Change in pension value (as included in column (g) of the SCT)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(364,834)		(231,240)	(774,416)
PEO | Fair Value at Year-end of Unvested Awards Granted in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	749,347	1,145,337	2,832,848	4,509,512
PEO | Change in fair value of awards granted in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,468)	(29,241)	(432,021)	89,325
PEO | Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(765,369)	128,605	1,750,637	1,325,990
PEO | Service cost for all defined benefit pension plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,810	64,836	179,035	142,831
Non-PEO NEO | Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,760,738)	(2,860,302)	(2,456,215)	(2,737,035)
Non-PEO NEO | Change in pension value (as included in column (g) of the SCT)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,795)		(258,694)	(651,662)
Non-PEO NEO | Fair Value at Year-end of Unvested Awards Granted in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,638,749	3,042,250	2,866,886	3,389,961
Non-PEO NEO | Change in fair value of awards granted in prior years that vested during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,756)	(121,727)	(364,137)	98,695
Non-PEO NEO | Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,850,508)	710,534	1,700,519	1,615,039
Non-PEO NEO | Service cost for all defined benefit pension plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 154,539	$ 212,035	$ 159,002	$ 121,227